UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska        68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/11

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2011

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Sierra Core Fund,  Letter to Shareholders,  October 18, 2011:

Dear fellow shareholders –

During the 12 months ended September 30, 2011, the global stock and bond markets were buffeted by concerns in Europe that the peripheral countries (Greece, Ireland, Italy, Spain, and Portugal, among others) were going to be unable to pay their sovereign debts, and that as a result, the major banks of the larger countries would have severe liquidity and solvency problems.

The U.S. stock market, among others, saw very severe ups and downs during August and September – and thereafter.  Happily, our conservative allocations during this part of the economic and market cycles, and our disciplined use of trailing stops on each holding, very closely limited the impact of those gyrations.  As a result we ended the fiscal year with a gain of 2.47% (Class R shares), versus a gain of 1.14% in the S&P 500 (the index itself was negative before dividends), with very minimal volatility and drawdowns.

We are also pleased to report that from inception on December 24, 2007 through September 30, 2011, the Sierra Core Retirement Fund had the number one performance in its Morningstar category, “moderate allocation,” among approximately 1030 funds and share classes.

We expect more difficulties ahead, including a possible new recession in the U.S. economy and the potential of a severe banking crisis in Europe, which in turn may impact some U.S. banks.

The opportunities we see in the near year include the potential for a sustained rise in the U.S. Dollar Index and a continued declining trend in interest rates.  The latter will benefit high-grade U.S. and European bonds, which as of this writing constitute a significant portion of the Fund’s portfolio.

We appreciate your confidence in your team of portfolio managers, which was augmented this past year by Frank A. Barbera, Jr., CMT.

Sincerely,

David C. Wright, JD

Lead Portfolio Manager

The S & P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

©2009 Morningstar, Inc.  All rights reserved.  Morningstar is an independent provider of financial information.  Morningstar performance rankings are based on total return without sales charge relative to all share classes of mutual funds with similar objectives as determined by Morningstar.  Past performance or ranking is not indicative of future results.  In addition to the Since Inception rating above, the Sierra Core Retirement Fund was ranked 86 out of 1,030 funds in the Moderate Allocation Category for the one-year period ending 9/30/2010.

                                                                                                                     2446-NLD-11/14/2011

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

September 30, 2011 (Unaudited)

                                                                                              The Fund’s performance figures* for the period ending September 30, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** September 30, 2011 [Annualized]	Inception*** - September 30, 2011 [Annualized]
Sierra Core Retirement Fund – Class A	-0.02%	2.18%	9.31%	-
Sierra Core Retirement Fund – Class A with load	-5.76%	-3.70%	7.61%	-
Sierra Core Retirement Fund – Class C	-0.39%	1.48%	-	4.43%
Sierra Core Retirement Fund – Class I	0.02%	2.24%	9.27%	-
Sierra Core Retirement Fund – Class R	0.11%	2.47%	9.51%	-
S&P 500 Total Return Index	-13.78%	1.14%	-5.07%	5.80%

Comparison of the Change in Value of a $10,000 Investment

*

The performance data quoted here represents past performance.    The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.45% for Class A and Class I shares, 2.20% for Class R shares and 3.22% for Class C shares per the February 1, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

      The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	68.3%
Asset Allocation	13.1%
Other, Cash & Cash Equivalents	18.6%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011
Shares		Value
	EXCHANGE TRADED FUNDS - 6.0%
	ASSET ALLOCATION - 6.0%
1,735,500	PowerShares DB US Dollar Index Bullish Fund *
	(Cost $38,289,001)	$ 38,719,005

	MUTUAL FUNDS - 75.4%
	ASSET ALLOCATION - 7.1%
3,551,151	John Hancock Funds II - Floating Rate Income Fund - Class 1	32,031,378
535,924	Rising U.S. Dollar ProFund - Investor Class * +	13,842,909
		45,874,287
	DEBT - 68.3%
8,588,071	DoubleLine Total Return Bond Fund - Class I	96,186,400
646,300	Forward Long/Short Credit Analysis Fund - Investor Class	5,299,659
2,728,342	Nuveen High Yield Municipal Bond Fund - I Shares	41,307,099
9,041,212	Oppenheimer Rochester National Municipals Fund - Class A	62,836,425
3,571,151	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	38,032,756
3,820,178	PIMCO GNMA Fund - Institutional Class	45,880,337
7,518,920	PIMCO Total Return Fund - Institutional Class	81,129,146
1,002,176	Pioneer High Income Municipal Fund - Class Y	7,636,578
5,730,711	Vanguard GNMA Fund - Investor Class	63,954,738
		442,263,138
	TOTAL MUTUAL FUNDS
	(Cost $483,071,619)	488,137,425

	SHORT-TERM INVESTMENT - 17.7%
114,346,851	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
	to yield 0.00%** (Cost $114,346,851)	114,346,851

	TOTAL INVESTMENTS - 99.1% (Cost $635,707,471) (a)	$ 641,203,281
	OTHER ASSETS & LIABILITIES - 0.9%	5,584,214
	TOTAL NET ASSETS - 100.0%	$ 646,787,495

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $635,812,231 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,759,987
	Unrealized Depreciation:	(2,368,937)
	Net Unrealized Appreciation:	$ 5,391,050
* Non-income producing security
+ Affiliated company - The Fund holds in excess of 5% of the outstanding voting securities of this mutual fund.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 622,269,002
Affiliated companies, At cost	13,438,469
Total investments, At cost	$ 635,707,471
Unaffiliated companies, At value	$ 627,360,372
Affiliated companies, At value	13,842,909
Total investments, At value	$ 641,203,281
Receivable for Fund shares sold	6,352,899
Dividends and interest receivable	1,476,515
Prepaid expenses and other assets	73,889
TOTAL ASSETS	649,106,584

LIABILITIES
Payable for investments purchased	1,448,274
Investment advisory fees payable	556,831
Payable for Fund shares repurchased	182,546
Distribution (12b-1) fees payable	88,394
Fees payable to other affiliates	7,439
Accrued expenses and other liabilities	35,605
TOTAL LIABILITIES	2,319,089
NET ASSETS	$ 646,787,495

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 637,949,120
Undistributed net investment income	487,941
Accumulated net realized gain from security transactions	2,854,624
Net unrealized appreciation of investments	5,495,810
NET ASSETS	$ 646,787,495

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2011

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 65,664,412
Shares of beneficial interest outstanding	2,839,718
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.12
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 24.53

Class C Shares:
Net Assets	$ 59,338,332
Shares of beneficial interest outstanding	2,543,450
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.33

Class I Shares:
Net Assets	$ 136,561,817
Shares of beneficial interest outstanding	5,915,269
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.09

Class R Shares:
Net Assets	$ 385,222,934
Shares of beneficial interest outstanding	16,778,004
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 22.96

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2011

INVESTMENT INCOME
Dividends	$ 28,746,857
Interest	5,377
TOTAL INVESTMENT INCOME	28,752,234

EXPENSES
Investment advisory fees	6,938,162
Distribution (12b-1) fees:
Class A	115,066
Class C	414,446
Class I	253,233
Administrative services fees	402,109
Transfer agent fees	107,346
Custodian fees	65,979
Accounting services fees	62,469
Registration fees	51,261
Printing and postage expenses	33,485
Professional fees	24,393
Compliance officer fees	17,610
Non 12b-1 shareholder servicing	12,000
Insurance expense	6,852
Trustees fees and expenses	6,827
Other expenses	56,261
TOTAL EXPENSES	8,567,499

NET INVESTMENT INCOME	20,184,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Net realized gain from security transactions, unaffiliated companies	5,265,722
Net realized gain from security transactions, affiliated companies	(2,769,724)
Distributions of capital gains from underlying investment companies	451,470
2,947,468
Net change in unrealized appreciation (depreciation) of:
Investments, unaffiliated companies	(12,270,133)
Investments, affiliated companies	404,440
(11,865,693)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,918,225)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,266,510

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2011	2010
FROM OPERATIONS
Net investment income	$ 20,184,735	$ 13,272,336
Net realized gain from security transactions	2,495,998	19,043,210
Distributions of capital gains from underlying investment companies	451,470	222,475
Net change in unrealized appreciation (depreciation) of investments	(11,865,693)	(669,447)
Net increase in net assets resulting from operations	11,266,510	31,868,574

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,229,690)	(807,792)
Class C	(1,211,818)	-
Class I	(2,606,950)	(2,561,696)
Class R	(11,848,414)	(9,507,446)
From net investment income:
Class A	(1,563,536)	(692,535)
Class C	(1,097,935)	(231,047)
Class I	(3,407,164)	(2,505,758)
Class R	(13,829,283)	(9,495,986)
Net decrease in net assets resulting from distributions to shareholders	(36,794,790)	(25,802,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	46,890,253	35,311,294
Class C	34,209,248	32,145,753
Class I	165,760,584	161,594,378
Class R	139,458,246	164,106,256
Net asset value of shares issued in reinvestment of distributions:
Class A	2,530,760	1,345,948
Class C	2,134,159	58,973
Class I	5,540,935	4,899,545
Class R	25,068,369	18,810,799
Payments for shares redeemed:
Class A	(12,989,003)	(12,409,112)
Class C	(7,722,971)	(327,744)
Class I	(143,828,257)	(91,528,105)
Class R	(90,134,210)	(22,278,481)
Net increase in net assets resulting from shares of beneficial interest	166,918,113	291,729,504

TOTAL INCREASE IN NET ASSETS	141,389,833	297,795,818

NET ASSETS
Beginning of Year	505,397,662	207,601,844
End of Year*	$ 646,787,495	$ 505,397,662
*Includes undistributed net investment income of:	$ 487,941	$ 347,010

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2011	2010
SHARE ACTIVITY
Class A:
Shares Sold	1,991,469	1,481,659
Shares Reinvested	109,041	57,545
Shares Redeemed	(551,504)	(527,280)
Net increase in shares of beneficial interest outstanding	1,549,006	1,011,924

Class C:
Shares Sold	1,438,406	1,350,433
Shares Reinvested	91,050	2,430
Shares Redeemed	(325,332)	(13,537)
Net increase in shares of beneficial interest outstanding	1,204,124	1,339,326

Class I:
Shares Sold	7,044,772	6,795,485
Shares Reinvested	238,741	209,432
Shares Redeemed	(6,051,202)	(3,852,980)
Net increase in shares of beneficial interest outstanding	1,232,311	3,151,937

Class R:
Shares Sold	5,922,426	6,956,551
Shares Reinvested	1,087,087	806,950
Shares Redeemed	(3,824,811)	(937,005)
Net increase in shares of beneficial interest outstanding	3,184,702	6,826,496

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Year Ended		Year Ended		Year Ended		Period Ended
		September 30,		September 30,		September 30,		September 30,
	Class A Shares	2011		2010		2009		2008 (1)
	Net asset value, beginning of period	$ 24.24		$ 24.26		$ 19.20		$ 20.00

	Activity from investment operations:
	Net investment income (loss) (2)	0.82		0.96		0.81		(0.04)
	Net realized and unrealized
	gain (loss) on investments	(0.32)		1.25		4.64		(0.76)
	Total from investment operations	0.50		2.21		5.45		(0.80)

	Less distributions from:
	Net investment income	(0.78)		(0.86)		(0.39)		-
	Net realized gains	(0.84)		(1.37)		-		-
	Total distributions	(1.62)		(2.23)		(0.39)		-

	Net asset value, end of period	$ 23.12		$ 24.24		$ 24.26		$ 19.20

	Total return (3)	2.18%	(11)	9.73%		28.73%		(4.00)%	(9)

	Net assets, at end of period (000s)	$ 65,664		$ 31,288		$ 6,765		$ 19	(10)

	Ratio of gross expenses to average
	net assets (4)(7)	1.65%		1.69%		1.70%		1.79%	(6)
	Ratio of net expenses to average
	net assets (7)	1.65%		1.70%	(5)	1.75%	(5)	1.75%	(6)
	Ratio of net investment income
	to average net assets (7)(8)	3.47%		4.01%		3.46%		1.14%	(6)

	Portfolio Turnover Rate	199%		101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class A shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(9)	Not annualized.
(10)	Actual net assets, not truncated.
(11)	For the year ended September 30, 2011, 0.04% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor
	of a realized investment loss incurred on a trading error. Excluding this item, total return would have been (3.66%).

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
	September 30,		September 30,
Class C Shares	2011		2010 (1)
Net asset value, beginning of period	$ 24.44		$ 23.32

Activity from investment operations:
Net investment income (2)	0.65		0.39
Net realized and unrealized
gain (loss) on investments	(0.31)		0.97
Total from investment operations	0.34		1.36

Less distributions from:
Net investment income	(0.61)		(0.24)
Net realized gains	(0.84)		-
Total distributions	(1.45)		(0.24)

Net asset value, end of period	$ 23.33		$ 24.44

Total return	1.48%	(8)	5.85%	(7)

Net assets, at end of period (000s)	$ 59,338		$ 32,726

Ratio of gross expenses to average
net assets (3)(5)	2.40%		2.47%	(4)
Ratio of net expenses to average
net assets (5)	2.40%		2.47%	(4)
Ratio of net investment income
to average net assets (5)(6)	2.72%		2.52%	(4)

Portfolio Turnover Rate	199%		101%	(7)

(1)	The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Not annualized.
(8)

For the year ended September 30, 2011, 0.04% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 1.52%.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,		September 30,
Class I Shares	2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 24.23		$ 24.25		$ 19.21		$ 20.00

Activity from investment operations:
Net investment income (2)	0.81		0.95		0.76		0.17
Net realized and unrealized
gain (loss) on investments	(0.29)		1.26		4.67		(0.90)
Total from investment operations	0.52		2.21		5.43		(0.73)

Less distributions from:
Net investment income	(0.82)		(0.86)		(0.39)		(0.06)
Net realized gains	(0.84)		(1.37)		-		-
Total distributions	(1.66)		(2.23)		(0.39)		(0.06)

Net asset value, end of period	$ 23.09		$ 24.23		$ 24.25		$ 19.21

Total return	2.24%	(9)	9.73%		28.54%		(3.67)%	(8)

Net assets, at end of period (000s)	$ 136,562		$ 113,476		$ 37,134		$ 87

Ratio of gross expenses to average
net assets (3)(6)	1.65%		1.70%		1.70%		1.79%	(5)
Ratio of net expenses to average
net assets (6)	1.65%		1.70%	(4)	1.75%	(4)	1.75%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.42%		4.00%		3.24%		1.14%	(5)

Portfolio Turnover Rate	199%		101%		322%		488%	(8)

(1)	The Sierra Core Retirement Fund's Class I shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	For the year ended September 30, 2011, 0.04% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.28%.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,		September 30,
Class R Shares	2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 24.12		$ 24.19		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (2)	0.90		1.00		0.47		0.20
Net realized and unrealized
gain (loss) on investments	(0.33)		1.26		5.01		(0.81)
Total from investment operations	0.57		2.26		5.48		(0.61)

Less distributions from:
Net investment income	(0.89)		(0.96)		(0.49)		(0.19)
Net realized gains	(0.84)		(1.37)		-		-
Total distributions	(1.73)		(2.33)		(0.49)		(0.19)

Net asset value, end of period	$ 22.96		$ 24.12		$ 24.19		$ 19.20

Total return	2.47%	(9)	10.01%		28.91%		(3.08)%	(8)

Net assets, at end of period (000s)	$ 385,223		$ 327,907		$ 163,703		$ 120,043

Ratio of gross expenses to average
net assets (3)(6)	1.40%		1.44%		1.48%		1.54%	(5)
Ratio of net expenses to average
net assets (6)	1.40%		1.45%	(4)	1.50%	(4)	1.50%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.81%		4.23%		2.29%		1.27%	(5)

Portfolio Turnover Rate	199%		101%		322%		488%	(8)

(1)	The Sierra Core Retirement Fund's Class R shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	For the year ended September 30, 2011, 0.04% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.51%.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2011

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class C, Class I and Class R shares.    Class C, Class I and R shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

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September 30, 2011

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Sierra Core Retirement Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 38,719,005	$ -	$ -	$ 38,719,005
Mutual Funds	488,137,425	-	-	488,137,425
Short-Term Investments	114,346,851	-	-	114,346,851
Total	$ 641,203,281	$ -	$ -	$ 641,203,281

There were no significant transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as

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September 30, 2011

 deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended September 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $993,864,605 and $963,161,002, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until February 28, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum of Class A and Class I average daily net assets, 1.50% per annum for Class R average daily net assets, and 2.50% per annum for Class C average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than 1.75%, 2.50%, 1.75%

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

and 1.50% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 2.50%, 1.75% and 1.50% of average daily net assets for Class A, Class C, Class I and Class R, respectively. If the Operating Expenses attributable to the Class A, Class C, Class I and Class R shares subsequently exceed 1.75%, 2.50%, 1.75% and 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of September 30, 2011, there were no previously waived fees or reimbursed expenses available for recapture.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the year ended September 30, 2011, the Distributor received $417,170 in underwriting commissions for sales of Class A shares, of which $21,953 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s share of such fees collected for the year ended September 30, 2011 were $45,744.  The custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended September 30, 2011, the Fund incurred expenses of $17,610 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees are included in the

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended September 30, 2011, GemCom collected amounts totaling $32,551 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

5.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of a Fund at September 30, 2011 are noted in the Fund’s Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2011	September 30, 2010
Ordinary Income	$ 27,436,677	$ 25,613,725
Long-Term Capital Gain	9,358,113	188,535
Total	$ 36,794,790	$ 25,802,260

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forward	Loss	(Depreciation)	Earnings/(Deficits)
$ 487,941	$ 2,959,384	$ -	$ -	$ 5,391,050	$ 8,838,375

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to ordinary income distributions, resulted in reclassification as of September 30, 2011 as follows: a decrease in undistributed net investment income of $145,886 and an increase in accumulated net realized gain from security transactions of $145,886.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the September 30, 2012 annual report.

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

PAYMENTS BY AFFILIATES AND NET GAINS (LOSSES) REALIZED ON TRADING ERROR

As a result of a trade error by the Advisor, the Fund experienced an aggregate loss of $102,368, which was reimbursed by the Advisor, resulting in a net loss to the Fund of $0.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Sierra Core Retirement Fund

We have audited the accompanying statement of assets and liabilities of Sierra Core Retirement Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period December 24, 2007 (commencement of operations) through September 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sierra Core Retirement Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period  then ended, and the financial highlights for each of the years in the three-year period then ended and for the period December 24, 2007 through September 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

                                                                                                        BBD, LLP

Philadelphia, Pennsylvania

November 29, 2011

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11– 9/30/11	Expense Ratio During Period** 4/1/11 – 9/30/11
Class A	$1,000.00	$999.80	$8.32	1.66%
Class C	1,000.00	996.10	12.06	2.41
Class I	1,000.00	1,000.20	8.32	1.66
Class R	1,000.00	1,001.10	7.07	1.41

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11 – 9/30/11	Expense Ratio During Period** 4/1/11 – 9/30/11
Class A	$1,000.00	$1,016.75	$8.39	1.66%
Class C	1,000.00	1,012.99	12.16	2.41
Class I	1,000.00	1,016.75	8.39	1.66
Class R	1,000.00	1,018.00	7.13	1.41

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)

Renewal of Advisory Agreement – Sierra Core Retirement Fund

In connection with a regular meeting held on September 21, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the renewal of an investment advisory agreement (the "Advisory Agreement") between Wright Fund Management, LLC (the "Adviser") and the Trust, on behalf of the Sierra Core Retirement Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the Adviser’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board considered the Fund’s performance against the performance of a peer group of funds selected by the Adviser.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees,

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)(Continued)

approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan (1944)	Trustee Since 2005	Retired. Formerly held various positions, including Senior Vice President and Chief Information Officer of Union Pacific Corporation (a transportation company) (1966-2005).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	79

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	79	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-738-4363.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $ 13,500

2010 - $ 12,500

(b)

Audit-Related Fees

2011 – None

2010 – None

(c)

Tax Fees

2011 - $ 2,000

2010 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011                 2010

Audit-Related Fees: 0.00%             0.00%

Tax Fees:

          0.00%

              0.00%

All Other Fees:

0.00%

              0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $ 2,000

2010 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/11